Significant Accounting Policies - Reconciliation of operating leases commitments to lease liabilities (Details) - CAD ($)	Apr. 01, 2019	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Operating lease commitments as at March 31, 2019	$ 1,587,571
Non-lease components separated from lease components	(60,755)
Other	(15,189)
Effect of discounting	(149,265)
Discounted lease liabilities as at April 1st, 2019	$ 1,362,362	$ 1,591,439	$ 1,362,362